Annual Operating Expenses - FidelityJapanFund-AMCIZPRO - FidelityJapanFund-AMCIZPRO - Fidelity Japan Fund	Dec. 30, 2023
Fidelity Advisor Japan Fund - Class A
Operating Expenses:
Management fee	0.67%	[1]
Distribution and/or Service (12b-1) fees	0.25%
Other expenses	0.28%	[2]
Total annual operating expenses	1.20%
Fidelity Advisor Japan Fund - Class C
Operating Expenses:
Management fee	0.67%	[1]
Distribution and/or Service (12b-1) fees	1.00%
Other expenses	0.27%
Total annual operating expenses	1.94%
Fidelity Advisor Japan Fund - Class M
Operating Expenses:
Management fee	0.67%	[1]
Distribution and/or Service (12b-1) fees	0.50%
Other expenses	0.28%	[2]
Total annual operating expenses	1.45%
Fidelity Advisor Japan Fund - Class I
Operating Expenses:
Management fee	0.67%	[1]
Distribution and/or Service (12b-1) fees	none
Other expenses	0.27%
Total annual operating expenses	0.94%
Fidelity Advisor Japan Fund - Class Z
Operating Expenses:
Management fee	0.67%	[1]
Distribution and/or Service (12b-1) fees	none
Other expenses	0.12%	[2]
Total annual operating expenses	0.79%

[1]	AThe management fee is comprised of a basic fee of 0.67% adjusted up or down by a maximum of 0.20% based on the fund's performance relative to that of the Tokyo Stock Price Index (TOPIX). Please see "Fund Services - Fund Management - Advisory Fee(s)" for additional information.
[2]	BAdjusted to reflect current fees.